Stock-Based Compensation Expense - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jun. 30, 2020	Mar. 31, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) milestone	Dec. 31, 2020 USD ($) milestone $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	May 06, 2020 shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares								42,802,865
Maximum period of annual share authorization increases					10 years
Maximum annual basis increase					2.5
Outstanding options (in shares) | shares		30,599,958			32,529,224	40,012,825	25,791,263		18,260,484
Options granted (in shares) | shares		0			1,582,496	14,553,811	25,791,263
Weighted average grant date fair value (in dollars per share) | $ / shares					$ 6.92	$ 0.75	$ 0.39
Exercise of stock options (in shares) | shares		1,896,667			8,716,423	1,266	0
Exercises in period, intrinsic value | $					$ 132,700
Vested in period, fair value | $					27,000	$ 4,300	$ 4,000
Stock-based compensation expense | $		$ 50,266		$ 1,313	$ 137,991	$ 4,858	$ 3,843
Accelerated share-based compensation cost | $			$ 8,100
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years			10 years
Minimum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		1 day
Maximum | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period					4 years
Expiration period		4 years
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares								4,000,000
Maximum annual basis increase								1.0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options (in shares) | shares		5,090,182			5,090,182	5,153,485	5,628,735
Options granted (in shares) | shares					0
Weighted average grant date fair value (in dollars per share) | $ / shares					$ 0.63	$ 0.63	$ 0.63
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares					$ 31.2	0
Stock-based compensation expense | $					$ 500
Award vesting period	1 year	3 years			3 years
Stock-based compensation, expense reversal | $					$ 16,500
Time-Based Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Time-Based Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Market Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares					$ 26.0	$ 0
Stock-based compensation expense | $					$ 3,500
Award vesting period					3 years
Number of award vesting milestones | milestone				3	3
Vesting threshold, consecutive trading days				20 days	20 days
RSU's cancelled (in shares) | shares					4,859,000
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield					0.00%	0.00%	0.00%
Shares granted, value | $					$ 485,100
Time Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		36 months